CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2021
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

4. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited condensed consolidated statements of cash flows.

	As of
	June 30, 2021	December 31, 2020
	RMB	RMB
	Unaudited
Cash and cash equivalents	168,424	118,821
Restricted cash	1,650	824
Total cash, cash equivalents, and restricted cash shown in the unaudited condensed consolidated statements of cash flows	170,074	119,645